Share-based compensation - Summary of Options Granted Under The Plan (Parenthetical) (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Share Options Granted Activity Share Based Payment Arrangement [Line Items]
Number of stock options withheld for tax puposes		38,000
Stock Option [Member]
Disclosure Of Share Options Granted Activity Share Based Payment Arrangement [Line Items]
Number of stock options withheld for tax puposes	186,000	38	79,000